Marketable Investments (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investment Holdings Reconciliation [Abstract]
Amortized Cost	$ 3,119	$ 3,119
Gross Unrealized Gains
Gross Unrealized Loss
Fair Value	$ 3,119	$ 3,119